Unaudited Condensed Interim Consolidated Statements of Changes in Shareholders' Equity - USD ($) $ in Thousands	Share capital [Member]	Share premium [Member]	Foreign currency translation reserve [Member]	Accumulated deficit [Member]	Total
Balance at Dec. 31, 2024	$ 215	$ 235,995	$ (11)	$ (205,046)	$ 31,153
Loss for the period	0	0	0	(14,044)	(14,044)
Other comprehensive income (loss)			(10)	0	(10)
Total comprehensive income (loss)		0	(10)	(14,044)	(14,054)
Exercise of options and warrants	1	1,313	0	0	1,314
Share-based compensation	0	1,706	0	0	1,706
Balance at Jun. 30, 2025	216	239,014	(21)	(219,090)	20,119
Balance at Dec. 31, 2024	215	235,995	(11)	(205,046)	31,153
Loss for the period	0	0	0	(23,879)	(23,879)
Other comprehensive income (loss)	0	0	(21)	0	(21)
Total comprehensive income (loss)	0	0	(21)	(23,879)	(23,900)
Exercise of options and warrants	6	5,899	0	0	5,905
Issuance of ordinary shares, net of issuance expenses	37	27,329	0	0	27,366
Share-based compensation	0	3,108	0	0	3,108
Balance at Dec. 31, 2025	258	272,331	(32)	(228,925)	43,632
Balance at Mar. 31, 2025	215	236,839	(10)	(205,772)	31,272
Loss for the period	0	0	0	(13,318)	(13,318)
Other comprehensive income (loss)	0	0	(11)	0	(11)
Total comprehensive income (loss)	0	0	(11)	(13,318)	(13,329)
Exercise of options	1	1,313	0	0	1,314
Share-based compensation	0	862	0	0	862
Balance at Jun. 30, 2025	216	239,014	(21)	(219,090)	20,119
Balance at Dec. 31, 2025	258	272,331	(32)	(228,925)	43,632
Loss for the period	0	0	0	(10,344)	(10,344)
Other comprehensive income (loss)			11		11
Total comprehensive income (loss)	0	0	11	(10,344)	(10,333)
Exercise of options and warrants	2	944	0	0	946
Share-based compensation		1,399	0	0	1,399
Balance at Jun. 30, 2026	260	274,674	(21)	(239,269)	35,644
Balance at Mar. 31, 2026	258	273,069	(26)	(231,877)	41,424
Loss for the period	0	0	0	(7,392)	(7,392)
Other comprehensive income (loss)	0	0	5		5
Total comprehensive income (loss)	0	0	5	(7,392)	(7,387)
Exercise of options and warrants	2	850	0	0	852
Share-based compensation	0	755	0	0	755
Balance at Jun. 30, 2026	$ 260	$ 274,674	$ (21)	$ (239,269)	$ 35,644